Shareholder Report, Holdings (Details) - C000006391	Jun. 30, 2024
FR_688910900
Holdings [Line Items]
Percent of Total Investments	1.50%
FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	1.40%
FR_ACI2FP298
Holdings [Line Items]
Percent of Total Investments	0.90%
FR_677172009
Holdings [Line Items]
Percent of Total Investments	0.90%
FR_B2QW5K908
Holdings [Line Items]
Percent of Total Investments	0.70%
FR_B03MYN901
Holdings [Line Items]
Percent of Total Investments	0.70%
FR_609962907
Holdings [Line Items]
Percent of Total Investments	0.70%
FR_BN0VX8908
Holdings [Line Items]
Percent of Total Investments	0.70%
FR_58733R102
Holdings [Line Items]
Percent of Total Investments	0.60%
FR_622657906
Holdings [Line Items]
Percent of Total Investments	0.60%
RegionDeveloped Europe
Holdings [Line Items]
Percent of Total Investments	0.60%
RegionNorth America
Holdings [Line Items]
Percent of Total Investments	1.00%
RegionAfrica
Holdings [Line Items]
Percent of Total Investments	8.90%
RegionMiddle East
Holdings [Line Items]
Percent of Total Investments	10.90%
RegionEmerging Europe
Holdings [Line Items]
Percent of Total Investments	13.50%
RegionLatin America
Holdings [Line Items]
Percent of Total Investments	13.80%
RegionAsia
Holdings [Line Items]
Percent of Total Investments	51.30%